Cash and Restricted Cash (Q1) (Tables)	3 Months Ended
Mar. 31, 2025
Cash, Restricted Cash and Investments [Abstract]
Schedule of Cash and Restricted Cash
The following presents the Company's cash and restricted cash:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Cash	$455	$582
Restricted cash:
Cash collateral	42	34
HUD and other replacement reserves	1,731	1,992
Escrow deposits	510	546
Restricted investments for debt obligations	318	318
Total restricted cash	2,601	2,890
Total cash and restricted cash	$3,056	$3,472